Income Taxes (Details 3) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Net (loss) income from operations before taxes	$ (1,107,779)	$ (1,039,459)	$ (2,969,822)	$ (2,769,196)	$ (4,050,962)	$ (4,136,507)	$ (22,356,477)	$ (25,326,296)
As calculated at the statutory rate	(169,698)	(196,285)	(493,042)	(523,926)	(695,458)	(778,708)	32,673	(5,421,328)
Permanent differences	21,910	30,761	65,723	70,914	104,762	112,978	709,708	775,431
Change in valuation reserves	147,788	165,524	427,319	453,012	590,696	665,730	4,251,251	4,678,570
Provision for income taxes	0	0	0	0	0	0	32,673	32,673
Switzerland [Member]
Net (loss) income from operations before taxes	(1,028,477)	(833,282)	(2,485,037)	(2,330,573)	(3,890,732)	(3,614,524)	(12,791,093)	(15,276,126)
As calculated at the statutory rate	(147,492)	(138,553)	(357,302)	(398,744)	(648,277)	(636,098)	(2,278,223)	(2,635,525)
Permanent differences	1,950	2,310	1,132	3,500	12,994	0	12,993	14,125
Change in valuation reserves	145,542	136,243	356,170	395,244	635,283	636,098	2,297,903	2,654,073
Provision for income taxes	0	0	0	0	0	0	32,673	32,673
Switzerland [Member] | Maximum [Member]
Statutory rate of tax	8.50%		18.00%		18.00%
Switzerland [Member] | Minimum [Member]
Statutory rate of tax	18.00%		8.50%		8.50%
South Africe [Member]
Statutory rate of tax	28.00%		28.00%		28.00%
Net (loss) income from operations before taxes	(79,302)	(206,306)	(484,785)	(517,565)	(237,447)	(403,774)	(8,623,886)	(9,108,672)
As calculated at the statutory rate	(22,206)	(57,765)	(135,740)	(144,918)	0	0	(2,414,688)	(2,550,428)
Permanent differences	19,960	28,451	64,591	67,414	91,768	112,978	696,715	761,306
Change in valuation reserves	2,246	29,314	71,149	77,504	(25,283)	80	1,717,973	1,789,122
Provision for income taxes	0	0	0	0	0	0	0	0
Brazil [Member]
Statutory rate of tax	25.00%		25.00%		25.00%
Net (loss) income from operations before taxes	0	129	0	78,942	77,217	(118,209)	(941,498)	(941,498)
As calculated at the statutory rate	0	33	0	19,736	0	0	(235,375)	(235,375)
Permanent differences	0	0	0	0	0	0	0	0
Change in valuation reserves	0	(33)	0	(19,736)	(19,304)	29,552	235,375	235,375
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0